S000000558 [Member] Expense Example - Nuveen New York Municipal Bond Fund	Feb. 28, 2026 USD ($)
Nuveen New York Municipal Bond Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 493
Expense Example, with Redemption, 3 Years	650
Expense Example, with Redemption, 5 Years	819
Expense Example, with Redemption, 10 Years	1,311
Nuveen New York Municipal Bond Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	845
Expense Example, with Redemption, 10 Years	$ 1,845